Loss Before Income Tax - Schedule of Loss Before Income Tax (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cost of materials [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of materials	RM 6,803,109	$ 1,677,295	RM 7,347,238
Salaries and related costs [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of materials	2,252,973	555,467	2,231,026
General and administrative expenses	1,007,071	248,292	843,405
Defined contribution plan [Member]
Schedule of Loss Before Income Tax [Line Items]
Cost of materials	206,060	50,804	188,250
General and administrative expenses	109,540	27,007	98,828
Freight outwards [Member]
Schedule of Loss Before Income Tax [Line Items]
Selling and distribution expenses	136,856	33,742	173,926
Short-term lease expenses - Rental of warehouse [Member]
Schedule of Loss Before Income Tax [Line Items]
Selling and distribution expenses	26,831	6,615	26,046
Staff welfare [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses	58,068	14,317	40,655
Directors’ remuneration [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses	237,344	58,517	127,464
Legal and professional fees [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses	1,741,177	429,284	70,707
Short-term lease expenses - Rental of office [Member]
Schedule of Loss Before Income Tax [Line Items]
General and administrative expenses			RM 9,000